Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,544,719)	$ (2,171,601)	$ (7,520)	$ (3,212,248)
Adjustments to reconcile net income (loss) to net cash (used in) operating activities:
Depreciation	41,356	18,480		19,744
Amortization of debt discount	444,810			76,230
Change in derivative liabilities	157,546			147,495
Convertible notes issued for services rendered				75,000
Non-cash lease expense	123,014	(247,430)		88,058
Impairment loss	95,000
Loss on loans settlement	234,513
Stock issued for services rendered	2,798,950	1,837,750		2,303,390
Imputed interest expense	3,345	7,942	2,136	8,995
(Increase) decrease in operating assets:
Costs in excess of billings	(140,719)
Inventory	(44,722)			1,327
Prepaid expenses	(313,080)	8,866	(8,866)	(346,654)
Licensing agreement		(40,000)
Other asset - deposit	(26,893)	4,433
(Decrease) increase in operating liabilities:
Accounts payable	18,908	77,235		58,102
Accrued interest payable	84,362	19,304		42,564
Accrued compensation - related parties	123,000	81,000		58,488
Deferred lease liability		(7,650)
Operating lease right-of-use liability, net	(124,089)	256,167	7,650	(82,487)
Rent Deposit			(9,210)	4,433
Billing in excess of costs and estimated earnings	(1,657,998)			1,657,998
NET CASH (USED IN) OPERATING ACTIVITIES	(1,727,416)	(155,504)	(15,810)	900,435
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures for property and equipment	(91,649)	(17,034)	(42,276)	(33,554)
Cash paid for license				(70,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(91,649)	(17,034)	(42,276)	(103,554)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings - related parties		195,257	119,306	165,571
(Repayment) to borrowings - related parties	(40,000)	(66,624)	(42,424)	(121,038)
Principal payments for capital leases	(10,754)
Proceeds from borrowings	690,000	40,000	7,000	370,000
(Repayment) to borrowings	(15,421)	(3,024)	(7,000)	(6,500)
Proceeds from sales of stock	46,500	10,000		35,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	670,325	175,609	76,882	443,033
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,148,740)	3,071	18,796	1,239,914
CASH AND CASH EQUIVALENTS: Beginning	1,258,710	18,796		18,796
CASH AND CASH EQUIVALENTS: End	109,970	21,867	18,796	1,258,710
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	2,674	13,289	8,455	27,352
Non-cash transactions:
Capital lease	82,512	37,027
Leasehold improvement purchases financed			44,202
Equipment purchases financed with long-term debt				37,027
Common shares issued for notes conversion	298,769	350,000		350,000
Common shares issued for licensing agreement				25,000
Common shares issued for debt inducement				105,000
Related party's note settled in shares	109,278
Common shares issued for notes settlement	86,771
Stock payable	25,000
Common shares issued for intangible assets		25,000
Note issued for services		75,000
Note issued for acquisition				75,000
Discounts on convertible notes	608,549			311,250
Lease Inception	348,279
Cancellation of common shares	99,643
Settlement of derivative liabilities	359,811	105,000
Common shares issued for reverse acquisition		1,800		18,686
Issuance of Series B for investment	$ 605,488
Adoption of ASC 842				$ 355,540